Proposed Merger - Narrative (Details) $ in Millions	May 31, 2024 USD ($)
Equity method investment, quoted market value	$ 65
Reneo Stockholders [Member] | Pre-merger [Member]
Business acquisition, percentage of voting interests acquired	31.00%
Onkure Shareholder [Member] | Pre-merger [Member]
Business acquisition, percentage of voting interests acquired	69.00%